FINANCIAL EXPENSES NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Expenses Net [Abstract]
Venezuela Devaluation	$ (746)	$ 0
Income from investments	51	34	$ 24
Interest expense and other bank charges	(546)	(270)	(300)
Losses from hedging transactions in connection with the ratiopharm acquisition	0	0	0
Foreign exchange (gains) losses - net	49	9	(30)
Other Than Temporary Impairment of Securities	(136)	(631)	(6)
Gain From Interest Rate Swap Transaction	0		0
Other- mainly debt tender offer and termination of related swap agreements	(2)	(142)	(1)
Financial expenses-net	$ (1,330)	$ (1,000)	$ (313)